Share-Based Payments (Tables)	12 Months Ended
Oct. 31, 2023
Statement [Line Items]
Schedule of Bank's Employee Stock Option Plan
Details of the Bank’s Employee Stock Option Plan are as follows
(1)
:

	2023		2022
As at October 31	Number of stock options (000’s)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Outstanding at beginning of year	9,907	$73.24	10,458	$69.08
Granted	2,478	68.58	1,716	85.46
Exercised as options	(415)	59.07	(1,951)	62.04
Exercised as SARs	(7)	55.63	(133)	67.37
Forfeited	(272)	74.07	(183)	74.30
Expired	(133)	72.92	–	–
Outstanding at end of year	11,558	$72.74	9,907	$73.24
Exercisable at end of year	5,088	$71.90	4,304	$70.24
Available for grant	12,480		14,546

Summary of Bank's Employee Stock Option Plan Outstanding and Exercisable by Range of Exercise Price

	Options Outstanding			Options Exercisable
As at October 31, 2023	Number of stock options (000’s)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of stock options (000’s)	Weighted average exercise price
Range of exercise prices
$55.63 to $68.32	1,586	1.02	$64.35	1,580	$64.35
$68.33 to $74.34	7,542	6.66	$70.80	2,707	$73.37
$74.35 to $85.46	2,430	6.61	$84.26	801	$81.81
	11,558	5.88	$72.74	5,088	$71.90

(1)	Excludes SARs.

Employee stock options [member]
Statement [Line Items]
Schedule of Weighted-average Assumptions Used to Determine Fair Value of Options Granted

	2023 Grant	2022 Grant
Assumptions
Risk-free interest rate %	3.33%	1.42%
Expected dividend yield	5.79%	4.11%
Expected price volatility	20.58%	17.67%
Expected life of option	6.93 Years	6.7 Years
Fair value
Weighted-average fair value	$6.81	$7.54